SPDR Dow Jones Total Market ETF
FUND SUMMARIES SPDR® Dow Jones Total Market ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones Total Market ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones Total Market ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES		none
OTHER EXPENSES	[1]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]	0.20%
[1]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones Total Market ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Total Stock Market Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is designed to represent the performance of all U.S. equity securities with readily available price data. The Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace. To be included in the Index, an issue generally must be all of the following: (i) a company’s primary equity issue (common stock, REIT or limited partnership); and (ii) the security of a U.S. company. A semiannual composition review of the Index is announced and implemented in March and September. Shares and float factors of the Index are updated on a quarterly basis. Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board, NYSE Arca and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month. As of September 30, 2011, the Index was comprised of 3,809 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[1]

Highest Quarterly Return: 16.30% (Q2 2009) Lowest Quarterly Return: -22.49% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Prior to June 14, 2005, the Fund’s investment strategy sought to track the total return performance of an index different from the Dow Jones U.S. Total Stock Market Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund’s investment strategy to track the prior index.
Average Annual Total Returns SPDR Dow Jones Total Market ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		16.98%	2.79%	1.91%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		16.65%	2.48%	1.58%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.35%	2.32%	1.52%
DOW JONES U.S. TOTAL STOCK MARKET INDEX	DOW JONES U.S. TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	17.49%	3.00%	2.55%

SPDR Dow Jones Large Cap ETF
SPDR® Dow Jones Large Cap ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones Large Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones Large Cap ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones Large Cap ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Large-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the large-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked approximately 1-750 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the large cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 746 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[2]

Highest Quarterly Return: 15.57% (Q2 2009) Lowest Quarterly Return: -22.14% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Dow Jones Large Cap ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.84%	2.60%	3.07%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.41%	2.21%	2.68%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.54%	2.12%	2.52%	Nov. 08, 2005
DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX	DOW JONES U.S. LARGE-CAP TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	16.07%	2.68%	3.14%	Nov. 08, 2005

SPDR S&P 500 Growth ETF
SPDR® S&P 500 Growth ETF
INVESTMENT OBJECTIVE
The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 500 Growth ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 500 Growth ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P 500 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 329 stocks.

The Index is sponsored by Standard & Poors, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[3]

Highest Quarterly Return: 17.06% (Q4 2001) Lowest Quarterly Return: -24.88% (Q3 2001)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Growth Index from the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 500 Growth ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		16.34%	3.77%	(1.56%)
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		16.21%	3.63%	(1.69%)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.76%	3.21%	(1.35%)
S&P 500 GROWTH INDEX	S&P 500 GROWTH INDEX	(reflects no deduction for fees, expenses or taxes)	15.05%	3.60%	(0.11%)
DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX	DOW JONES U.S. LARGE-CAP GROWTH TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	17.03%	4.01%	0.58%

SPDR S&P 500 Value ETF
SPDR® S&P 500 Value ETF
INVESTMENT OBJECTIVE
The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 500 Value ETF S&P Fund
MANAGEMENT FEES		0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.20%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 500 Value ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P 500 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the large-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P 500 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally of $3.5 billion or more at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 339 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[4]

Highest Quarterly Return: 18.25% (Q2 2003) Lowest Quarterly Return: -21.13% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P 500 Value Index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 500 Value ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.39%	1.20%	2.07%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		14.82%	0.71%	1.53%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.42%	0.94%	1.69%
S&P 500 VALUE INDEX	S&P 500 VALUE INDEX	(reflects no deduction for fees, expenses or taxes)	15.10%	0.87%	2.69%
DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX	DOW JONES U.S. LARGE-CAP VALUE TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	15.16%	1.21%	2.99%

SPDR Dow Jones Mid Cap ETF
SPDR® Dow Jones Mid Cap ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones Mid Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones Mid Cap ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones Mid Cap ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a float-adjusted market capitalization weighted index that represents the mid-cap portion of the Dow Jones U.S. Total Stock Market Index (“Total Stock Market Index”). The Total Stock Market Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange, NYSE Amex (formerly the American Stock Exchange) and the NASDAQ Stock Market. The Index includes the components of the Total Stock Market Index ranked 501-1,000 by full market capitalization. The composition of the Index is assigned based on the semiannual review of the Total Stock Market Index. New issues are added to the Index on a monthly basis as new issues are added to the Total Stock Market Index and fall within the mid cap portion. An issue is removed as soon as prudently possible if it fails to meet the inclusion requirement of the Total Stock Market Index. Shares and float factors of the Index are updated on a quarterly basis. As of September 30, 2011, the Index was comprised of 498 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[5]

Highest Quarterly Return: 22.89% (Q3 2009) Lowest Quarterly Return: -25.80% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Dow Jones Mid Cap ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		25.01%	5.73%	6.44%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		24.62%	5.13%	5.85%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		16.38%	4.70%	5.33%	Nov. 08, 2005
DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX	DOW JONES U.S. MID-CAP TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	25.39%	5.84%	6.56%	Nov. 08, 2005

SPDR S&P 400 Mid Cap Growth ETF
SPDR® S&P 400 Mid Cap Growth ETF
INVESTMENT OBJECTIVE
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 400 Mid Cap Growth ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 400 Mid Cap Growth ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P MidCap 400 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $850 million and $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 244 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[6]

Highest Quarterly Return: 22.24% (Q3 2009) Lowest Quarterly Return: -27.02% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Growth Index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 400 Mid Cap Growth ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		26.70%	7.30%	7.98%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		26.64%	7.01%	7.70%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		17.42%	6.22%	6.82%	Nov. 08, 2005
S&P MIDCAP 400 GROWTH INDEX	S&P MIDCAP 400 GROWTH INDEX	(reflects no deduction for fees, expenses or taxes)	30.57%	6.65%	7.19%	Nov. 08, 2005
DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX	DOW JONES U.S. MID-CAP GROWTH TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	28.21%	7.63%	8.31%	Nov. 08, 2005

SPDR S&P 400 Mid Cap Value ETF
SPDR® S&P 400 Mid Cap Value ETF
INVESTMENT OBJECTIVE
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 400 Mid Cap Value ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 400 Mid Cap Value ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P MidCap 400 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the mid-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P MidCap 400 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $850 million and $3.8 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 289 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[7]

Highest Quarterly Return: 23.46% (Q3 2009) Lowest Quarterly Return: -24.41% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P MidCap 400 Value Index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 400 Mid Cap Value ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		21.69%	3.54%	4.30%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		21.16%	2.92%	3.68%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		14.37%	2.79%	3.45%	Nov. 08, 2005
S&P MIDCAP 400 VALUE INDEX	S&P MIDCAP 400 VALUE INDEX	(reflects no deduction for fees, expenses or taxes)	22.78%	4.70%	5.18%	Nov. 08, 2005
DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX	DOW JONES U.S. MID-CAP VALUE TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	21.88%	3.69%	4.45%	Nov. 08, 2005

SPDR S&P 600 Small Cap ETF
SPDR® S&P 600 Small Cap ETF
INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 600 Small Cap ETF S&P Fund
MANAGEMENT FEES	[1]	0.20%
DISTRIBUTION AND SERVICE (12b-1) FEES	[2]	none
OTHER EXPENSES		none
TOTAL ANNUAL FUND OPERATING EXPENSES	[1]	0.20%
[1]	Restated to reflect current fees and expenses.
[2]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 600 Small Cap ETF S&P Fund	20	64	113	255

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P SmallCap 600 Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization sector in the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $250 million and $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is float-adjusted, market capitalization weighted and changes to the Index are made on an as-needed basis. As of September 30, 2011, the Index was comprised of 600 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL-CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[8]

Highest Quarterly Return: 26.04% (Q2 2009) Lowest Quarterly Return: -26.84% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Index from the Dow Jones U.S. Small-Cap Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 600 Small Cap ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		27.38%	5.92%	6.48%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		26.96%	5.50%	6.06%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		17.91%	4.94%	5.43%	Nov. 08, 2005
S&P SMALLCAP 600 INDEX	S&P SMALLCAP 600 INDEX	(reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	4.79%	Nov. 08, 2005
DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX	DOW JONES U.S. SMALL-CAP TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	28.61%	6.25%	6.82%	Nov. 08, 2005

SPDR S&P 600 Small Cap Growth ETF
SPDR® S&P 600 Small Cap Growth ETF
INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 600 Small Cap Growth ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 600 Small Cap Growth ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P SmallCap 600 Growth Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization growth sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) earnings change to price; and (iii) momentum. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $250 million and $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 368 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

GROWTH RISK: The Fund emphasizes a “growth” style of investing. The market values of growth stocks may be more volatile than other types of investments. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[9]

Highest Quarterly Return: 32.87% (Q4 2001) Lowest Quarterly Return: -30.33% (Q3 2001)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Growth Index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 600 Small Cap Growth ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		30.23%	6.66%	3.60%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		30.15%	6.51%	3.51%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		19.69%	5.71%	3.09%
S&P SMALLCAP 600 GROWTH INDEX	S&P SMALLCAP 600 GROWTH INDEX	(reflects no deduction for fees, expenses or taxes)	27.99%	5.16%	7.36%
DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX	DOW JONES U.S. SMALL-CAP GROWTH TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	31.97%	7.03%	6.17%

SPDR S&P 600 Small Cap Value ETF
SPDR® S&P 600 Small Cap Value ETF
INVESTMENT OBJECTIVE
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P 600 Small Cap Value ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P 600 Small Cap Value ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P SmallCap 600 Value Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index measures the performance of the small-capitalization value sector in the U.S. equity market. The Index consists of those stocks in the S&P SmallCap 600 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio. The selection universe for the S&P SmallCap 600 Index includes all U.S. common equities listed on the NYSE, NASDAQ Global Select Market, NASDAQ Select Market and NASDAQ Capital Market with market capitalizations generally between $250 million and $1.2 billion at the time of inclusion. Capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security should (i) have an annual dollar value traded to float adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares for six consecutive months; (iii) have a public float of at least 50%; and (iv) have four consecutive quarters of positive as-reported earnings. The Index is market capitalization weighted and rebalanced annually on the third Friday of December. As of September 30, 2011, the Index was comprised of 435 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small companies could trail the returns on investments in stocks of larger companies.

VALUE RISK: The Fund employs a “value” style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[10]

Highest Quarterly Return: 25.67% (Q3 2009) Lowest Quarterly Return: -25.28% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares. Effective December 17, 2010, the Fund changed its benchmark index to the S&P SmallCap 600 Value Index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index. The Fund’s performance prior to December 17, 2010 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns SPDR S&P 600 Small Cap Value ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		24.21%	5.25%	9.68%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		23.55%	4.65%	8.58%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		15.96%	4.26%	8.24%
S&P SMALLCAP 600 VALUE INDEX	S&P SMALLCAP 600 VALUE INDEX	(reflects no deduction for fees, expenses or taxes)	24.72%	4.06%	7.81%
DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX	DOW JONES U.S. SMALL-CAP VALUE TOTAL STOCK MARKET INDEX	(reflects no deduction for fees, expenses or taxes)	24.98%	5.39%	9.49%

SPDR Global Dow ETF
SPDR® Global Dow ETF
INVESTMENT OBJECTIVE
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Global Dow ETF S&P Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Global Dow ETF S&P Fund	51	160	280	628

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of The Global Dow (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is made up of 150 constituents from around the world selected by an Averages Committee comprised of the managing editor of the Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September. As of September 30, 2011, the Index was comprised of 150 stocks.

The Index is sponsored by Dow Jones & Company, Inc. (“Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[11]

Highest Quarterly Return: 15.94% (Q2 2009) Lowest Quarterly Return: -19.80% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Global Dow ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			4.73%	0.43%	(0.61%)
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			4.36%	0.04%	(0.99%)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			3.50%	0.36%	(0.59%)
THE GLOBAL DOW	THE GLOBAL DOW	[1],[2]		7.22%			Nov. 09, 2008
DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE	DOW JONES GLOBAL TITANS 50 INDEX U.S. CLOSE	[1]	(reflects no deduction for fees, expenses or taxes)	4.57%	0.48%	(0.32%)
[1]	Effective May 2, 2011, the Fund changed its benchmark index to The Global Dow from the Dow Jones Global Titans 50 Index U.S. Close. The Fund's performance is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The Global Dow inception date is November 9, 2008.

SPDR Dow Jones REIT ETF
SPDR® Dow Jones REIT ETF
INVESTMENT OBJECTIVE
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Dow Jones REIT ETF S&P Fund
MANAGEMENT FEES		0.25%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.25%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Dow Jones REIT ETF S&P Fund	26	80	141	318

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Dow Jones U.S. Select REIT Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate. The reason for the exclusions is that factors other than real estate supply and demand, such as interest rates and health care, influence the market value of these companies. The Index is a market capitalization weighted index of publicly traded real estate investment trusts (“REITs”) and is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. To be included in the Index, a company must be both an equity owner and operator of commercial and/or residential real estate. Businesses excluded from the Index include: mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments. A company must have a minimum total market capitalization of at least $200 million at the time of its inclusion, and at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets. The liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities. The Index is generally rebalanced quarterly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. Each REIT in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted to reflect the attainable market performance of the security which reflects that portion of securities shares that are accessible to investors. The Index is priced daily and is a total return (price and income) benchmark. As of September 30, 2011, the Index was comprised of 80 REITs.

The Index is sponsored by Dow Jones & Company, Inc. (the “Index Provider”) which is not affiliated with the Fund, the Adviser or the Sub-Adviser (as defined below). The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Sub-Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Sub-Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

REAL ESTATE SECTOR RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[12]

Highest Quarterly Return: 35.38% (Q3 2009) Lowest Quarterly Return: -39.70% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Dow Jones REIT ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		27.83%	2.27%	10.71%	Apr. 23, 2001
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		26.41%	1.00%	8.98%	Apr. 23, 2001
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		18.00%	1.28%	8.74%	Apr. 23, 2001
DOW JONES U.S. SELECT REIT INDEX	DOW JONES U.S. SELECT REIT INDEX	(reflects no deduction for fees, expenses or taxes)	28.07%	2.32%	10.92%	Apr. 23, 2001

SPDR S&P Bank ETF
SPDR® S&P Bank ETF
INVESTMENT OBJECTIVE
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Bank ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Bank ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 100%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $1 biillion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 38 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BANKING SECTOR RISK: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[13]

Highest Quarterly Return: 30.43% (Q2 2009) Lowest Quarterly Return: -35.84% (Q1 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Bank ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			22.93%	(10.30%)	(9.37%)	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			22.81%	(10.89%)	(9.95%)	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			15.01%	(8.47%)	(7.72%)	Nov. 08, 2005
S&P BANKS SELECT INDUSTRY INDEX	S&P BANKS SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)				Sep. 12, 2011
KBW BANK INDEX	KBW BANK INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	23.36%	(10.28%)	(9.33%)	Nov. 08, 2005
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index from the KBW Bank Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Banks Select Industry Index inception date is September 12, 2011.

SPDR S&P Capital Markets ETF
SPDR® S&P Capital Markets ETF
INVESTMENT OBJECTIVE
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Capital Markets ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Capital Markets ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Capital Markets Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the capital markets industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 45 stocks.

The Index is sponsored by Standard & Poor’s, Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

CAPITAL MARKETS SECTOR RISK: The Fund’s assets will generally be concentrated in the capital markets sector, which means the Fund will be more affected by the performance of the capital markets sector versus a fund that was more diversified. Companies within the Index can be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[14]

Highest Quarterly Return: 29.06% (Q2 2009) Lowest Quarterly Return: -33.43% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Capital Markets ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			6.30%	(5.05%)	(4.37%)	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			6.01%	(5.34%)	(4.66%)	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			4.42%	(4.19%)	(3.63%)	Nov. 08, 2005
S&P CAPITAL MARKETS SELECT INDUSTRY INDEX	S&P CAPITAL MARKETS SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)				Sep. 12, 2011
KBW CAPITAL MARKETS INDEX	KBW CAPITAL MARKETS INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	6.71%	(4.77%)	(4.10%)	Nov. 08, 2005
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index from the KBW Capital Markets Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Capital Markets Select Industry Index inception date is September 12, 2011.

SPDR S&P Insurance ETF
SPDR® S&P Insurance ETF
INVESTMENT OBJECTIVE
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Insurance ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Insurance ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Insurance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the insurance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $2 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $1 billion or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 41 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

INSURANCE SECTOR RISK: The Fund’s assets will generally be concentrated in the insurance sector, which means the Fund will be more affected by the performance of the insurance sector versus a fund that was more diversified. Insurance companies’ profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[15]

Highest Quarterly Return: 36.67% (Q3 2009) Lowest Quarterly Return: -28.64% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Insurance ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			26.10%	(2.21%)	(1.97%)	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			25.72%	(2.51%)	(2.27%)	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			17.29%	(1.92%)	(1.72%)	Nov. 08, 2005
S&P INSURANCE SELECT INDUSTRY INDEX	S&P INSURANCE SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)				Sep. 12, 2011
KBW INSURANCE INDEX	KBW INSURANCE INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	26.86%	(1.84%)	(1.61%)	Nov. 08, 2005
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index from the KBW Insurance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Insurance Select Industry Index inception date is September 12, 2011.

SPDR S&P Mortgage Finance ETF
SPDR® S&P Mortgage Finance ETF
INVESTMENT OBJECTIVE
The SPDR S&P Mortgage Finance ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Mortgage Finance ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Mortgage Finance ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Mortgage Finance Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the mortgage finance industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $1 billion with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $600 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $500 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 42 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

MORTGAGE SECTOR RISK: The Fund’s assets will generally be concentrated in the mortgage industry, which means the Fund will be more affected by the performance of the mortgage industry versus a fund that was more diversified. The mortgage industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at banks and other federally insured institutions, in response to a high failure rate, have led to high capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home loans. Significant changes are occurring in the origination, packaging, marketing and selling, holding, and insuring of mortgage products.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[16]

Highest Quarterly Return: 15.21% (Q1 2010) Lowest Quarterly Return: -16.41% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Mortgage Finance ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			5.72%	4.25%	Apr. 29, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			5.31%	3.82%	Apr. 29, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			4.19%	3.59%	Apr. 29, 2009
S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX	S&P MORTGAGE FINANCE SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)			Sep. 12, 2011
KBW MORTGAGE FINANCE INDEX	KBW MORTGAGE FINANCE INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	5.90%	4.50%	Apr. 29, 2009
[1]	Effective October 24, 2011, the Fund has changed its benchmark index to the S&P Mortgage Finance Select Industry Index from the KBW Mortgage Finance Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Mortgage Finance Select Industry Index inception date is September 12, 2011.

SPDR S&P Regional Banking ETF
SPDR® S&P Regional Banking ETF
INVESTMENT OBJECTIVE
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the regional banking segment of the U.S. banking industry.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Regional Banking ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Regional Banking ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Regional Banks Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the regional banks industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is a modified equal weighted index. As of September 30, 2011, the Index was comprised of 69 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BANKING SECTOR RISK: The Fund’s assets will generally be concentrated in the banking sector, which means the Fund will be more affected by the performance of the banking sector versus a fund that was more diversified. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and failure to maintain or increase market share may result in lost market share.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[17]

Highest Quarterly Return: 34.92% (Q3 2008) Lowest Quarterly Return: -33.24% (Q1 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Regional Banking ETF S&P Fund	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES			20.04%	(9.63%)	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS			19.64%	(10.34%)	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES			13.21%	(8.17%)	Jun. 19, 2006
S&P REGIONAL BANKS SELECT INDUSTRY INDEX	S&P REGIONAL BANKS SELECT INDUSTRY INDEX	[1],[2]	(reflects no deduction for fees, expenses or taxes)			Sep. 12, 2011
KBW REGIONAL BANKING INDEX	KBW REGIONAL BANKING INDEX	[1]	(reflects no deduction for fees, expenses or taxes)	20.40%	(9.46%)	Jun. 19, 2006
[1]	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index from the KBW Regional Banking Index. The Fund's performance in the table above is based on the Fund's prior investment strategy to track a different benchmark index.
[2]	The S&P Regional Bank Select Industry Index inception date is September 12, 2011.

SPDR Morgan Stanley Technology ETF
SPDR® Morgan Stanley Technology ETF
INVESTMENT OBJECTIVE
The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Morgan Stanley Technology ETF S&P Fund
MANAGEMENT FEES		0.50%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.50%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.03% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Morgan Stanley Technology ETF S&P Fund	51	160	280	628

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Morgan Stanley Technology Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is composed purely of electronics-based technology companies. The Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Index comprises companies drawn from the following technology sub-sectors: computer services; design software; server software, PC software and new media; networking and telecom equipment; server hardware, PC hardware and peripherals; specialized systems; and semiconductors. The New York Stock Exchange (“NYSE”) calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the NYSE in connection with NYSE’s maintenance of the Index. The Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Morgan Stanley & Co. Incorporated (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TECHNOLOGY SECTOR RISK: The Fund’s assets will generally be concentrated in the technology industry, which means the Fund will be more affected by the performance of the technology industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[18]

Highest Quarterly Return: 35.54% (Q4 2001) Lowest Quarterly Return: -35.46% (Q3 2001)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Morgan Stanley Technology ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	TEN YEARS
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.41%	5.26%	0.01%
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.32%	5.21%	(0.02%)
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.11%	4.52%	none
Morgan Stanley Technology Index Member	MORGAN STANLEY TECHNOLOGY INDEX	(reflects no deduction for fees, expenses or taxes)	16.03%	5.75%	0.50%

SPDR S&P Dividend ETF
SPDR® S&P® Dividend ETF
INVESTMENT OBJECTIVE
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Dividend ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Dividend ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P High Yield Dividend Aristocrats Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is designed to measure the performance of the 60 highest dividend yielding S&P Composite 1500® Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 consecutive years. Stocks included in the Index have both capital growth and dividend income characteristics, as opposed to stocks that are pure yield, or pure capital oriented. Stocks within the Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share) and weight-adjusted each quarter. The Index components are reviewed annually in December for continued inclusion in the Index and re-weighted quarterly in March, June and September. A component stock may be removed from the Index if 1) during the year-end review, dividends did not increase from the previous year or a company falls out of the top 60 of index eligible companies in terms of indicated dividend yield, 2) at quarterly rebalancings, the company ranks 70 or higher in terms of indicated dividend yield, where “higher” means lower yield, or 3) at any time during the year, a company is removed from the S&P Composite 1500 Index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[19]

Highest Quarterly Return: 17.28% (Q3 2009) Lowest Quarterly Return: -16.22% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Dividend ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		16.43%	3.31%	3.55%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.67%	2.53%	2.78%	Nov. 08, 2005
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.19%	2.62%	2.83%	Nov. 08, 2005
S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX	S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX	(reflects no deduction for fees, expenses or taxes)	16.80%	3.42%	3.66%	Nov. 08, 2005

SPDR S&P Aerospace & Defense ETF
SPDR® S&P® Aerospace & Defense ETF
INVESTMENT OBJECTIVE
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the aerospace and defense segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Aerospace & Defense ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Aerospace & Defense ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Aerospace & Defense Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the aerospace and defense industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 34 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

AEROSPACE AND DEFENSE SECTOR RISK: The Fund’s assets will generally be concentrated in the aerospace and defense industry, which means the Fund will be more affected by the performance of the aerospace and defense industry versus a fund that was more diversified. The aerospace and defense industry can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Biotech ETF
SPDR® S&P® Biotech ETF
INVESTMENT OBJECTIVE
The SPDR S&P Biotech ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Biotech ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Biotech ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Biotechnology Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the biotechnology industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of 45, the Index was comprised of September 30, 2011 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BIOTECHNOLOGY SECTOR RISK: The Fund’s assets will generally be concentrated in the biotechnology industry, which means the Fund will be more affected by the performance of the biotechnology industry versus a fund that was more diversified. Companies within the biotech industry invest heavily in research and development which may not necessarily lead to commercially successful products. This industry is also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[20]

Highest Quarterly Return: 14.65% (Q3 2010) Lowest Quarterly Return: -13.57% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Biotech ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		17.59%	5.35%	Jan. 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		17.59%	5.27%	Jan. 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.44%	4.59%	Jan. 31, 2006
S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX	S&P BIOTECHNOLOGY SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	17.93%	5.68%	Jan. 31, 2006

SPDR S&P Building & Construction ETF
SPDR® S&P® Building & Construction ETF
INVESTMENT OBJECTIVE
The SPDR S&P Building & Construction ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the building and construction segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Building & Construction ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Building & Construction ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Building & Construction Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the building and construction industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 113 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BUILDING AND CONSTRUCTION SECTOR RISK: The Fund’s assets will generally be concentrated in the building and construction industry, which means the Fund will be more affected by the performance of the building and construction industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local residential and commercial real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, zoning laws, taxation, consumer confidence, real estate values, demographic patterns, building inventories, and the level of new and existing home sales. Natural disasters and environmental issues can also affect the building industry.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Computer Hardware ETF
SPDR® S&P® Computer Hardware ETF
INVESTMENT OBJECTIVE
The SPDR S&P Computer Hardware ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer hardware segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Computer Hardware ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Computer Hardware ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Computer Hardware Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the computer hardware industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

COMPUTER HARDWARE SECTOR RISK: The Fund’s assets will generally be concentrated in the computer hardware industry, which means the Fund will be more affected by the performance of the computer hardware industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Food & Beverage ETF
SPDR® S&P® Food & Beverage ETF
INVESTMENT OBJECTIVE
The SPDR S&P Food & Beverage ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the food and beverage segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Food & Beverage ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Food & Beverage ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Food & Beverage Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the food and beverage industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 61 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

FOOD AND BEVERAGE SECTOR RISK: The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, consumer preferences, nutritional and health concerns, federal, state and local food inspection and processing controls, consumer product liability claims, possible product tampering and the availability/expense of liability insurance. There are also risks associated with changing market prices as a result of, among other things, change in government support and trading policies, and agricultural conditions influencing the growth and harvest seasons.

RETAIL SECTOR RISK: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Health Care Equipment ETF
SPDR® S&P® Health Care Equipment ETF
INVESTMENT OBJECTIVE
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Health Care Equipment ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Health Care Equipment ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Health Care Equipment Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care equipment industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 57 stocks.

The Index is sponsored by Standard & Poor’s, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HEALTH CARE EQUIPMENT SECTOR RISK: The Fund’s assets will generally be concentrated in the health care equipment and supplies industry, which means the Fund will be more affected by the performance of the health care equipment and supplies industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Health Care Services ETF
SPDR® S&P® Health Care Services ETF
INVESTMENT OBJECTIVE
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the health care providers and services segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Health Care Services ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Health Care Services ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Health Care Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the health care services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 58 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HEALTH CARE SERVICES SECTOR RISK: The Fund’s assets will generally be concentrated in the health care providers and services industry, which means the Fund will be more affected by the performance of the health care providers and services industry versus a fund that was more diversified. Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Homebuilders ETF
SPDR® S&P® Homebuilders ETF
INVESTMENT OBJECTIVE
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the homebuilding segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Homebuilders ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Homebuilders ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Homebuilders Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the homebuilders industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 35 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

HOMEBUILDING SECTOR RISK: The Fund’s assets will generally be concentrated in the homebuilding industry, which means the Fund will be more affected by the performance of the homebuilding industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

RETAIL SECTOR RISK: Companies within the Index may include companies in the retail industry or companies that are closely tied to the retail industry. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[21]

Highest Quarterly Return: 27.71% (Q3 2009) Lowest Quarterly Return: -37.91% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Homebuilders ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		17.49%	(17.06%)	Jan. 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		17.01%	(17.33%)	Jan. 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		11.68%	(13.61%)	Jan. 31, 2006
S&P HOMEBUILDERS SELECT INDUSTRY INDEX	S&P HOMEBUILDERS SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	17.89%	(17.12%)	Jan. 31, 2006

SPDR S&P LeisureTime ETF
SPDR® S&P® LeisureTime ETF
INVESTMENT OBJECTIVE
The SPDR S&P LeisureTime ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the leisure industry segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P LeisureTime ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P LeisureTime ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P LeisureTime Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the leisure industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 60 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

LEISURE SECTOR RISK: The Fund’s assets will generally be concentrated in the leisure industry, which means the Fund will be more affected by the performance of the leisure industry versus a fund that was more diversified. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.

RETAIL SECTOR RISK: Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Metals & Mining ETF
SPDR® S&P® Metals & Mining ETF
INVESTMENT OBJECTIVE
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the metals and mining segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Metals & Mining ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Metals & Mining ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Metals & Mining Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the metals and mining industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 40 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

METALS AND MINING SECTOR RISK: The Fund’s assets will generally be concentrated in the metals and mining industry, which means the Fund will be more affected by the performance of the metals and mining industry versus a fund that was more diversified. The metals and mining industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[22]

Highest Quarterly Return: 47.81% (Q2 2009) Lowest Quarterly Return: -49.76% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Metals & Mining ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		34.08%	11.76%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		33.94%	11.58%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		22.27%	10.19%	Jun. 19, 2006
S&P METALS & MINING SELECT INDUSTRY INDEX	S&P METALS & MINING SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	34.59%	12.04%	Jun. 19, 2006

SPDR S&P Oil & Gas Equipment & Services ETF
SPDR® S&P® Oil & Gas Equipment & Services ETF
INVESTMENT OBJECTIVE
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Oil & Gas Equipment & Services ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Oil & Gas Equipment & Services ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas equipment and services industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 46 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OIL AND GAS SECTOR RISK: The Fund’s assets will generally be concentrated in the oil and gas equipment and services industry, which means the Fund will be more affected by the performance of the oil and gas equipment and services industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas equipment and services can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[23]

Highest Quarterly Return: 30.39% (Q2 2009) Lowest Quarterly Return: -47.62% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Oil & Gas Equipment & Services ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		30.23%	6.82%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		30.00%	6.70%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		19.82%	5.85%	Jun. 19, 2006
S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX	S&P OIL & GAS EQUIPMENT & SERVICES SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	30.70%	7.12%	Jun. 19, 2006

SPDR S&P Oil & Gas Exploration & Production ETF
SPDR® S&P® Oil & Gas Exploration & Production ETF
INVESTMENT OBJECTIVE
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Oil & Gas Exploration & Production ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Oil & Gas Exploration & Production ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the oil and gas exploration and production industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 74 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OIL AND GAS SECTOR RISK: The Fund’s assets will generally be concentrated in the oil and gas exploration and production industry, which means the Fund will be more affected by the performance of the oil and gas exploration and production industry versus a fund that was more diversified. Companies in the oil and gas sector develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund’s performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[24]

Highest Quarterly Return: 30.52% (Q2 2008) Lowest Quarterly Return: -35.77% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Oil & Gas Exploration & Production ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		28.54%	10.81%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		28.45%	10.72%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		18.64%	9.39%	Jun. 19, 2006
S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX	S&P OIL & GAS EXPLORATION & PRODUCTION SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	29.04%	11.11%	Jun. 19, 2006

SPDR S&P Outsourcing and IT Consulting ETF
SPDR® S&P® Outsourcing & IT Consulting ETF
INVESTMENT OBJECTIVE
The SPDR S&P Outsourcing & IT Consulting ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the outsourcing and information technology consulting segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Outsourcing and IT Consulting ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Outsourcing and IT Consulting ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Outsourcing & IT Consulting Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the outsourcing and information technology consulting industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 43 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

OUTSOURCING AND CONSULTING SECTOR RISK: The Fund’s assets will generally be concentrated in the outsourcing and information technology consulting industry, which means the Fund will be more affected by the performance of the outsourcing and information technology consulting industry versus a fund that was more diversified. The information technology consulting services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies in this industry is subject to continued demand for business services.

COMPUTER SECTOR RISK: The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund had not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR S&P Pharmaceuticals ETF
SPDR® S&P® Pharmaceuticals ETF
INVESTMENT OBJECTIVE
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Pharmaceuticals ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Pharmaceuticals ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the pharmaceuticals industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 29 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

PHARMACEUTICALS SECTOR RISK: The Fund’s assets will generally be concentrated in the pharmaceuticals industry, which means the Fund will be more affected by the performance of the pharmaceuticals industry versus a fund that was more diversified. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval can be long and costly and approved products are susceptible to obsolescence. Pharmaceutical companies are also subject to heavy competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[25]

Highest Quarterly Return: 17.74% (Q3 2009) Lowest Quarterly Return: -10.04% (Q1 2009)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Pharmaceuticals ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		22.32%	10.17%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		22.10%	9.93%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		14.77%	8.77%	Jun. 19, 2006
S&P PHARMACEUTICALS SELECT INDUSTRY INDEX	S&P PHARMACEUTICALS SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	22.73%	10.38%	Jun. 19, 2006

SPDR S&P Retail ETF
SPDR® S&P® Retail ETF
INVESTMENT OBJECTIVE
The SPDR S&P Retail ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the retail segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Retail ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Retail ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Retail Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the retail industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 95 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

RETAIL SECTOR RISK: The Fund’s assets will generally be concentrated in the retail industry, which means the Fund will be more affected by the performance of the retail industry versus a fund that was more diversified. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[26]

Highest Quarterly Return: 23.68% (Q3 2009) Lowest Quarterly Return: -32.30% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Retail ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		37.08%	7.50%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		36.61%	7.15%	Jun. 19, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		24.12%	6.26%	Jun. 19, 2006
S&P RETAIL SELECT INDUSTRY INDEX	S&P RETAIL SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	37.41%	7.86%	Jun. 19, 2006

SPDR S&P Semiconductor ETF
SPDR® S&P® Semiconductor ETF
INVESTMENT OBJECTIVE
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the semiconductor segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Semiconductor ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.02% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR S&P Semiconductor ETF S&P Fund	36	113	197	443

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Semiconductor Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the semiconductors industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 49 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

SEMICONDUCTOR SECTOR RISK: The Fund’s assets will generally be concentrated in the semiconductor industry, which means the Fund will be more affected by the performance of the semiconductor industry versus a fund that was more diversified. The Fund is subject to the risk that market or economic factors impacting companies in the semiconductor industry and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of companies in the semiconductor industry and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the semiconductor industry and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)	[27]

Highest Quarterly Return: 23.93% (Q2 2009) Lowest Quarterly Return: -31.08% (Q4 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR S&P Semiconductor ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		15.84%	1.14%	Jan. 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		15.69%	1.04%	Jan. 31, 2006
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		10.46%	0.94%	Jan. 31, 2006
S&P SEMICONDUCTOR SELECT INDUSTRY INDEX	S&P SEMICONDUCTOR SELECT INDUSTRY INDEX	(reflects no deduction for fees, expenses or taxes)	16.26%	1.06%	Jan. 31, 2006

SPDR S&P Software & Services ETF
SPDR® S&P® Software & Services ETF
INVESTMENT OBJECTIVE
The SPDR S&P Software & Services ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the computer software segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Software & Services ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Software & Services ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Software & Services Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the software and services industry group of the S&P Total Stock Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 138 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

COMPUTER SOFTWARE/SERVICES SECTOR RISK: The Fund’s assets will generally be concentrated in the computer industry, which means the Fund will be more affected by the performance of the computer industry versus a fund that was more diversified. The Fund will concentrate in segments of the computer industry. The computer industry, including companies servicing the computer industry, can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

TECHNOLOGY SECTOR RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Telecom ETF
SPDR® S&P® Telecom ETF
INVESTMENT OBJECTIVE
The SPDR S&P Telecom ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the telecommunications segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Telecom ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Telecom ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Telecom Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the telecommunications industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 64 stocks.

Should the Index not contain the required minimum of 35 qualifying companies, it may contain members of the Communications Equipment sub-industry.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TELECOMMUNICATIONS SECTOR RISK: The Fund’s assets will generally be concentrated in the telecommunications industry, which means the Fund will be more affected by the performance of the telecommunications industry versus a fund that was more diversified. The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid product obsolescence and research and development of new products. Technological innovations may make the products and services of telecommunications companies obsolete. Other risks include uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR S&P Transportation ETF
SPDR® S&P® Transportation ETF
INVESTMENT OBJECTIVE
The SPDR S&P Transportation ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of an index derived from the transportation segment of a U.S. total market composite index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR S&P Transportation ETF S&P Fund
MANAGEMENT FEES		0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES		0.35%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3
SPDR S&P Transportation ETF S&P Fund	36	113

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the commencement of the Fund’s operations (January 26, 2011) to the end of the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the S&P Transportation Select Industry Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index represents the transportation industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2011, the Index was comprised of 39 stocks.

The Index is sponsored by Standard & Poor’s Financial Services LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

TRANSPORTATION SECTOR RISK: The Fund’s assets will generally be concentrated in the transportation industry, which means the Fund will be more affected by the performance of the transportation industry versus a fund that was more diversified. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
SPDR Wells Fargo Preferred Stock ETF
SPDR® Wells Fargo® Preferred Stock ETF
INVESTMENT OBJECTIVE
The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities (as defined below).
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR Wells Fargo Preferred Stock ETF S&P Fund
MANAGEMENT FEES		0.45%
DISTRIBUTION AND SERVICE (12b-1) FEES	[1]	none
OTHER EXPENSES	[2]	none
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	0.45%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made through at least October 31, 2012.
[2]	Amounts do not reflect certain other expenses of 0.01% incurred during the prior fiscal year which are not expected to be incurred during the current fiscal year.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR Wells Fargo Preferred Stock ETF S&P Fund	46	144	252	567

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY

In seeking to track the performance of the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”), the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund).

The Index is a modified market capitalization weighted index designed to measure the performance of non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock (collectively, “Preferred Securities”). Preferred Securities generally pay fixed rate distributions and typically have “preference” over common stock in the payment of distributions and the liquidation of a company’s assets — preference means that a company must pay distributions on its Preferred Securities before paying dividends on its common stock, and the claims of Preferred Securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. The Index includes Preferred Securities that meet the following criteria: (i) are non-convertible; (ii) have a par amount of $25; (iii) are listed on the New York Stock Exchange or NYSE Arca, Inc. (“NYSE Arca”); (iv) maintain a minimum par value of $250 million; (v) are U.S. dollar denominated; (vi) are rated investment grade by one of Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services; (vii) are publicly registered or exempt from registration under the Securities Act of 1933; and (viii) have a minimum monthly trading volume during each of the last six months of at least 250,000 trading units. The Index does not include auction rate preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, or repackaged securities linked to a security, a basket of securities or an index. The Index is rebalanced monthly, on the final NYSE Arca trading day of each month. Issuers of Preferred Securities may be either U.S. based or foreign. As of September 30, 2011, the Index was comprised of 153 Preferred Securities.

The Index is sponsored by Wells Fargo & Company (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

PREFERRED SECURITIES RISK: There are special risks associated with investing in Preferred Securities. Generally, Preferred Security holders (such as the Fund) have no voting rights with respect to the issuing company unless certain events occur. In addition, Preferred Securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a Preferred Security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on Preferred Securities at any time. In the event an issuer of Preferred Securities experiences economic difficulties, the issuer’s Preferred Securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the Preferred Security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Fund’s holdings will default (fail to make scheduled dividend payments on the Preferred Security or scheduled interest payments on other obligations of the issuer not held by the Fund).

INTEREST RATE RISK. Because many Preferred Securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the Preferred Securities held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate Preferred Securities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

ISSUER RISK. Because many Preferred Securities allow holders to convert the Preferred Securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline.

CALL RISK. Preferred Securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a Preferred Security having a higher than average yield may cause a decrease in the Fund’s yield.

FINANCIAL SECTOR RISK: Preferred Securities may be issued by financial institutions. Financial institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial institutions to incur large losses. Numerous financial institutions have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial institutions to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

FOREIGN SECURITIES RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. These risks may be heightened in connection with investments in developing or emerging countries.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance for the most recent calendar year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (year ended 12/31)	[28]

Highest Quarterly Return: 10.56% (Q3 2010) Lowest Quarterly Return: -2.19% (Q2 2010)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/10)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund shares.
Average Annual Total Returns SPDR Wells Fargo Preferred Stock ETF S&P Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	ONE YEAR	SINCE INCEPTION	INCEPTION DATE
RETURN BEFORE TAXES	RETURN BEFORE TAXES		14.39%	15.97%	Sep. 16, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS	RETURN AFTER TAXES ON DISTRIBUTIONS		12.27%	13.72%	Sep. 16, 2009
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		9.55%	12.39%	Sep. 16, 2009
WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX	WELLS FARGO HYBRID AND PREFERRED SECURITIES AGGREGATE INDEX	(reflects no deduction for fees, expenses or taxes)	14.98%	16.69%	Sep. 16, 2009

[1]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -9.95%.
[2]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -9.03%.
[3]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.68%.
[4]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -11.98%.
[5]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -13.02%.
[6]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.20%.
[7]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.84%.
[8]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -13.79%.
[9]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -10.60%.
[10]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -16.88%.
[11]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.82%.
[12]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.26%.
[13]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -31.54%.
[14]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -32.32%.
[15]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -25.19%.
[16]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -32.77%.
[17]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -25.79%.
[18]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -15.57%.
[19]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -4.29%.
[20]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -5.60%.
[21]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -23.09%.
[22]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -34.62%.
[23]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -22.60%.
[24]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -18.04%.
[25]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was 0.06%.
[26]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -3.91%.
[27]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -22.00%.
[28]	As of September 30, 2011, the Fund's Calendar Year-To-Date return was -0.73%.